17. DISCONTINUED OPERATIONS: Schedule of Loss attributable to Discontinued Operations (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Loss attributable to Discontinued Operations

Year ended December 31,
	2020	2019	2018
	$	$	$
Sales	-	129,776	812,666
Marketing, promotional activities	-	(27,842)	(317,929)
Net Revenue	-	101,934	494,737

Cost of Sales	-	33,481	172,136
Gross profit (loss)	-	68,453	322,601

Expenses
Amortization	-	6,301	9,266
Product registration and development	-	5,458	251,508
General and administrative	-	-	40,967
Selling and marketing	-	121,405	472,496
	-	133,164	774,237
Other income (expense)
Write-down of inventories	-	(109,941)	(227,025)
Write-down of equipment	-	(14,704)	-

Net loss from discontinued operations	-	(189,356)	(678,661)